UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2007
                                                         ------------------

          Check here if Amendment [  ]; Amendment Number:
                                                         ----------------

                        This Amendment (Check only one):

                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:                  Thomas W. Smith
                           -----------------------------------------------------
    Address:               323 Railroad Avenue   Greenwich  CT        06830
                           -----------------------------------------------------
                           (Street)              (City)     (State)   (Zip)

    Form 13F File Number:  028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

    Name:      Thomas W. Smith
    Title:     Investment Manager
    Phone:     203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         May 15, 2007
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers:           1
                                           ---

Form 13F Information Table Entry Total:      34
                                           ----

Form 13F Information Table Value Total:      $1,409,461 (thousands)
                                           -------------

List of Other Included Managers:

No.     Form 13F File No.:              Name:
---     ------------------              -----

01      028-10290                       Scott J. Vassalluzzo
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                                       -2-

FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/   SH/ PUT/  INVSTMT   OTHER          VOTING AUTHORITY
           NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS     SOLE   SHARED  NONE
           --------------      --------------    -----     --------   -------   --- ----  -------  --------     ----   ------  ----
AMERICA'S CAR-MART INC.             COM        03062T105       12         900   SH          Sole                 900
AMERICA'S CAR-MART INC.             COM        03062T105     6029      451250   SH          Other      01     451250
BLACKROCK CORPORATE HYFIII          COM        219925104      148       17850   SH          Sole               17850
COMMERCE BANCORP, INC.              COM        200519106    17829      534111   SH          Sole              534111
COMMERCE BANCORP, INC.              COM        200519106   103309     3094950   SH          Other      01    3094950
COPART, INC.                        COM        217204106    20392      728019   SH          Sole              728019
COPART, INC.                        COM        217204106   103099     3680782   SH          Other      01    3680782
CREDIT ACCEPTANCE CORP.             COM        225310101    13219      486158   SH          Sole              486158
CREDIT ACCEPTANCE CORP.             COM        225310101   107174     3941658   SH          Other      01    3941658
HOUSEVALUES INC.                    COM        44183Y102      693      137040   SH          Sole              137040
HOUSEVALUES INC.                    COM        44183Y102    10529     2080800   SH          Other      01    2080800
IRON MOUNTAIN, INC.                 COM        462846106     3891      148928   SH          Sole              148928
IRON MOUNTAIN, INC.                 COM        462846106    91740     3510897   SH          Other      01    3510897
LAUREATE EDUCATION INC.             COM        518613104    11004      186601   SH          Sole              186601
LAUREATE EDUCATION INC.             COM        518613104    67225     1139983   SH          Other      01    1139983
LIFE TIME FITNESS, INC.             COM        53217R207     9236      179645   SH          Sole              179645
LIFE TIME FITNESS, INC.             COM        53217R207    38665      752100   SH          Other      01     752100
MOBILE MINI, INC.                   COM        60740F105      822       30680   SH          Sole               30680
MOBILE MINI, INC.                   COM        60740F105    35179     1313616   SH          Other      01    1313616
PRE-PAID LEGAL SERVICES, INC.       COM        740065107    15140      302130   SH          Sole              302130
PRE-PAID LEGAL SERVICES, INC.       COM        740065107   108360     2162437   SH          Other      01    2162437
SCP POOL CORPORATION                COM        784028102     2070       57832   SH          Sole               57832
SCP POOL CORPORATION                COM        784028102     5728      160000   SH          Other      01     160000
SEI INVESTMENTS CO                  COM        784117103    47490      788481   SH          Sole              788481
SEI INVESTMENTS CO                  COM        784117103   323466     5370516   SH          Other      01    5370516
STAPLES INC.                        COM        855030102      711       27500   SH          Sole               27500
TRACTOR SUPPLY CO.                  COM        892356106     7080      137473   SH          Sole              137473
TRACTOR SUPPLY CO.                  COM        892356106    71864     1395411   SH          Other      01    1395411
VERTRUE INCORPORATED                COM        92534N101     8441      175453   SH          Sole              175453
VERTRUE INCORPORATED                COM        92534N101    61577     1279928   SH          Other      01    1279928
W HOLDING COMPANY INC.              COM        929251106     7789     1557877   SH          Sole             1557877
W HOLDING COMPANY INC.              COM        929251106    29750     5949969   SH          Other      01    5949969
WORLD ACCEPTANCE CORP.              COM        981419104     5225      130800   SH          Sole              130800
WORLD ACCEPTANCE CORP.              COM        981419104    74576     1866741   SH          Other      01    1866741